Debt Instruments Issued and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Composition

As of December 31, 2018 and 2017, composition of debt instruments issued and other financial liabilities is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Debt instruments issued
Mortgage finance bonds	53,463	67,938
Senior bonds	4,882,341	4,840,918
Subordinated bonds	1,074,320	1,041,182

Subtotals	6,010,124	5,950,038

Other financial liabilities
Liabilities with the public sector	10	—
Borrowings from local financial institutions	12,390	16,255
Foreign borrowings	—	811

Subtotals	12,400	17,066

Totals	6,022,524	5,967,104

Schedule of Debt Classified

Debt classified as short term includes demand obligations or obligations that will mature in less than one year. All other debt is classified as long term, and is detailed as follows:

	As of December 31, 2018
	Long term	Short term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	43,029	10,434	53,463
Senior bonds	4,220,626	661,715	4,882,341
Subordinated bonds	1,052,111	22,209	1,074,320

Debt instruments issued	5,315,766	694,358	6,010,124

Other financial liabilities	—	12,400	12,400

	As of December 31, 2017
	Long term	Short term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	55,678	12,260	67,938
Senior bonds	4,178,313	662,605	4,840,918
Subordinated bonds	1,041,182	—	1,041,182

Debt instruments issued	5,275,173	674,865	5,950,038

Other financial liabilities	—	17,066	17,066

Summary of Maturities for Mortgage Finance Bonds

Detail of maturities for mortgage finance bonds is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Within 1 year	10,434	12,260
After 1 year but within 2 years	7,612	9,965
After 2 years but within 3 years	7,092	8,114
After 3 years but within 4 years	6,516	7,554
After 4 years but within 5 years	5,908	6,952
After 5 years	15,901	23,093

Totals	53,463	67,938

Schedule of Senior Bonds, by Currency

Details for senior bonds, by currency, are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Bonds in UF	3,568,532	3,258,201
Bonds in CLP	416,116	373,135
Bonds in USD	529,363	923,718
Bonds in COP	368,330	285,864

Totals	4,882,341	4,840,918

Schedule of Maturities for Senior Bonds

Detail of maturities for senior bonds is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Due within 1 year	661,715	662,605
After 1 year but within 2 years	637,595	516,061
After 2 years but within 3 years	216,695	653,601
After 3 years but within 4 years	446,323	199,908
After 4 years but within 5 years	276,047	312,597
After 5 years	2,643,966	2,496,146

Totals	4,882,341	4,840,918

Summary of Senior Bonds Issued

The following table presents details for senior bonds issued:

Senior bonds issued during the year ended December 31, 2018

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORAQ0710	UF	2,000,000	10 years and 4 months	3% annual	02/06/2018	07/01/2028
BCORAR0710	UF	2,450,000	11 years and 4 months	3% annual	02/21/2018	07/01/2029
BCORAR0710	UF	5,000,000	11 years and 4 months	3% annual	03/14/2018	07/01/2029
BCORAN0710	UF	2,000,000	7 years and 5 months	3% annual	06/05/2018	07/01/2025

Totals		11,450,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORBY0914	CLP	70,000,000,000	4 years and 5 months	5% annual	04/13/2018	09/01/2022

Totals		70,000,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SUBSERIE B30	COP	55,470,000,000	3 years and 6 months	1.20% annual	11/22/2018	05/10/2021
SUBSERIE C48	COP	258,706,000,000	4 years	2.91% annual	11/22/2018	11/01/2022

Totals		314,176,000,000

Senior bonds issued during the year ended December 31, 2017

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORAO0710	UF	2,900,000	9 years and 6 months	3% annual	01/03/2017	07/01/2026
BCORAP0710	UF	5,000,000	10 years and 6 months	3% annual	01/05/2017	07/01/2027
BCORAP0710	UF	5,000,000	10 years and 6 months	3% annual	01/10/2017	07/01/2027
BCORAQ0710	UF	3,000,000	11 years and 6 months	3% annual	01/16/2017	07/01/2028
BCORAQ0710	UF	4,000,000	11 years and 6 months	3% annual	01/20/2017	07/01/2028
BCORAQ0710	UF	3,000,000	11 years and 6 months	3% annual	01/25/2017	07/01/2028
BCORAP0710	UF	3,000,000	10 years and 5 months	3% annual	02/10/2017	07/01/2027
BCORAO0710	UF	100,000	9 years and 5 months	3% annual	02/16/2017	07/01/2026
BCORAK0710	UF	6,000,000	5 years and 3 months	3% annual	04/04/2017	07/01/2022
BCORAJ0710	UF	1,000,000	3 years and 9 months	3% annual	08/25/2017	07/01/2021

Totals		33,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORBY0914	CLP	30,000,000,000	5 years	5% annual	09/25/2017	09/01/2022
BCORBZ0914	CLP	100,000,000,000	6 years	5% annual	10/17/2017	09/01/2023

Totals		130,000,000,000

Schedule of Subordinated Bonds, by Currency

Details of subordinated bonds, by currency, are as follows

	As of December 31,
	2018	2017
	MCh$	MCh$
Bonds in UF	95,599	95,485
Bonds in CLP	781,925	766,086
Bonds in COP	196,796	179,611

Totals	1,074,320	1,041,182

Summary of Maturities for Subordinated Bonds

Detail of maturities for subordinated bonds is as follows

	As of December 31,
	2018	2017
	MCh$	MCh$
Within 1 year	22,209	—
After 1 year but within 2 years	—	21,500
After 2 years but within 3 years	—	—
After 3 years but within 4 years	18,604	—
After 4 years but within 5 years	22,484	22,303
After 5 years	1,011,023	997,379

Totals	1,074,320	1,041,182

Summary of Others Financial Obligations
Others financial obligations

	As of December 31,
	2018	2017
	MCh$	MCh$
Within 1 year	—	811
After 1 year but within 2 years	—	—
After 2 years but within 3 years	—	—
After 3 years but within 4 years	—	—
After 4 years but within 5 years	—	—
After 5 years	—	—

Totals financial liabilities	—	811

Short-term financial liabilities
Amounts due to credit card transactions	12,390	16,255
Others	10	—

Totals short-term financial liabilities	12,400	16,255

Totals other financial liabilities	12,400	17,066